Accounts receivable, net (Tables)	6 Months Ended
Jun. 30, 2024
Credit Loss [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net is consisted of the following:

	December 31, 2023	June 30, 2024
	RMB	RMB
Accounts receivable, gross:	468,296	642,893
Less: allowance for current expected credit losses	(2,230)	(3,660)
Accounts receivable, net	466,066	639,233

Schedule of Allowance for Current Expected Credit Losses

The following table summarizes the movement of the Group’s allowance for current expected credit losses:

	For the six months ended June 30
	2023	2024
	RMB	RMB
Balance at the beginning of the period	(1,027)	(2,230)
Additions	(485)	(1,430)
Write-offs	-	-
Balance at the end of the period	(1,512)	(3,660)